Pension and Other Retirement Plans - Benefit Plans Expected to be Paid (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2016	$ 114,523
2017	116,909
2018	119,720
2019	121,530
2020	123,001
Thereafter	627,912
Other Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
2016	1,409
2017	1,293
2018	1,157
2019	1,048
2020	942
Thereafter	$ 3,460